OTHER PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2021
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

16. OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	March 31,	March 31,
	2020	2021
	RMB	RMB
Accrued advertising expenses	351,868	305,217
Accrued service fee for IT and office support	131,068	114,762
Accrued service fee for transaction support	228,053	80,740
Tax payables	87,930	77,862
Deposits	74,679	55,770
Accrued salaries and benefits	100,724	46,991
Interest payable	27,753	39,280
Accrued legal proceedings and litigations	10,000	17,812
Contract liabilities	17,344	9,121
Installments collected on behalf of financing partners	115,256	—
Others	31,239	40,748
	1,175,914	788,303